November 22, 1995


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549
Attn.:    Mr. Frank Donaty, Jr.
          Mrs. Patricia P. Williams

     Re:  Oppenheimer Mortgage Income Fund
          Reg. No. 33-6614, File No. 811-4712

To the Securities and Exchange Commission:

     An electronic ("EDGAR") filing is hereby made pursuant to Rule 24f-2 of Investment Company Act of 1940 (the "1940 Act") on behalf of
Oppenheimer Mortgage Income Fund accompanied by an opinion of counsel indicating that the securities, the registration of which this notice makes definite in number were legally issued, fully paid, and non-assessable. No filing fee is payable.

     The Fund reorganized into Oppenheimer U.S. Government Trust on September 30, 1995, and this Notice is its final Notice under Rule 24f-2.


                                    Very truly yours,


                                    /s/ Katherine P. Feld
                                    ---------------------
                                    Katherine P. Feld
                                    Vice President &
                                    Associate Counsel
                                    (212) 323-0252
KPF/lb
Enclosures

cc (w/enclosures):   Ronald M. Feiman, Esq.
                     Robert Bishop
                     Gloria LaFond

Rule 24f-2 Notice for Oppenheimer Mortgage Income Fund
Two World Trade Center, New York, New York 10048-0203
(Registration No. 33-6614, File No. 811-4712)

    NOTICE IS HEREBY GIVEN that Oppenheimer Mortgage Income Fund having previously filed in its registration statement a declaration that an indefinite number of its shares of beneficial interest were being registered pursuant to Rule 24f-2 of the Investment Company Act of 1940, now elects to continue such indefinite registration.

     (i)    This Notice is being filed for the fiscal year ended September
            30, 1995.

     (ii) 0 shares which had been registered other than pursuant to this Rule remained unsold at the beginning of the above fiscal year.

     (iii) 1,673,402 Class A shares were registered other than pursuant to this Rule during the above fiscal year.

     (iv) The number of shares sold during the above fiscal year was as follows(1):

                     Class A    2,674,298
                     Class B      398,356

     (v) Shares sold during the above fiscal year in reliance upon registration pursuant to this Rule were as follows:

                     Class A    2,674,298
                     Class B      398,356

     Pursuant to the requirements of the Investment Company Act of 1940, the undersigned registrant has caused this Notice to be signed on its behalf this 20th day of November, 1995.

                          Oppenheimer Mortgage Income Fund



                          By: /s/ Andrew J. Donohue
                             _______________________________
                              Andrew J. Donohue, Secretary
_________________

(1)The calculation of the aggregate sales price is made pursuant to Rule 24f-2 of the Investment Company Act of 1940, as follows:

                             Value of
           Value of          Shares                              Filing
           Shares Sold       Redeemed           Net              Fee
[S]        [C]               [C]                [C]              [C]
Class A    $36,290,224       $(121,760,326)     $(85,470,102)    $  0
Class B    $ 5,401,707       $(  8,398,467)     $( 2,996,760)    $  0

Class A shares redeemed in excess of shares sold to be re-registered total 555,106.

               GORDON ALTMAN BUTOWSKY WEITZEN SHALOV & WEIN
114 West 47th Street                              New York, N.Y. 10036-1510
Telephone: (212) 626-0800                         Telecopier (212) 626-0799



                               November 21, 1995







Oppenheimer Mortgage Income Fund
Two World Trade Center
New York, New York  10048-0203

Ladies and Gentlemen:

          In connection with the public offering of shares of beneficial interest, no par value, of Oppenheimer Mortgage Income Fund (the "Fund"), we have examined such records and documents and have made such further investigation and examination as we deemed necessary for the purpose of this opinion.

          It is our opinion that the shares the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Fund were legally issued, fully paid and non-assessable by the Fund to the extent set forth in its Prospectus forming part of its Registration Statement under the Securities Act of 1933, as amended.

          We hereby consent to the filing of this opinion with said
Notice.

                          Very truly yours,


                          /s/ Gordon Altman Butowsky Weitzen
                                Shalov & Wein